Revenue Recognition	12 Months Ended
Dec. 31, 2020
Revenue Recognition
Revenue Recognition

13.  Revenue Recognition

Disaggregation of revenue

For the year ended December 31, 2020, revenues are disaggregated by revenue stream and reconciled to reportable segment revenues as follows.

	Thousands of Yen
		Digital
		Preventative
Revenue Stream*	Relaxation Salon	Healthcare	Consolidated
Year ended December 31, 2020
Revenue from directly-operated salons	¥2,026,806	¥ ―	¥2,026,806
Franchise fees	175,445	―	175,445
Royalty income	179,745	―	179,745
Staffing service revenue	254,282	―	254,282
Sublease revenue	492,371	―	492,371
Other franchise revenues	187,298	―	187,298
Other revenues	―	25,670	25,670
Total revenues	¥3,315,947	¥25,670	¥3,341,617

*All revenue streams are recognized over time, with the exception of hiring support within “Other franchise revenues,” which are recognized at a point in time. Revenue related to hiring support was not material in the periods presented.

Contract balance

Information about receivables and contract liabilities from contracts with customers is as follows:

	Thousands of Yen
	As of	As of
	December 31,	December 31,
	2020	2019 (as adjusted- Note 1)	Balance sheet classification
Receivables	¥148,540	¥337,048	Accounts receivable-trade, net

Contract liabilities:
Current	172,063	201,559	Contract liability (current)
Long-term	333,978	465,077	Long-term contract liability - net of current portion
Total	¥506,041	¥666,636

Receivables relate primarily to payments due for royalty income, staffing service revenue and sublease revenue. With respect to the payment term, payment for these revenues are generally collected monthly. As such, no significant finance component has been identified. The receivables balance is presented net of an allowance for expected losses (i.e., doubtful accounts), and are primarily related to receivables from the Company’s franchisees. Refer to “Accounts Receivables – Trade, Net” on Note 1 for details on the components of the receivables balance and the allowance. Contract liabilities primarily represents the Company’s remaining performance obligations under its franchise agreement at the end of the year, for which consideration has been received and revenue had not been recognized, and is generally recognized as revenues ratably over the remaining expected customer life. As of December 31, 2020, contract assets under contracts with customers were immaterial in amount.

Changes in the Company’s contract liabilities for the year ended December 31, 2020 are as follows:

Thousands of Yen
Contract liabilities
Balance at December 31, 2019 as adjusted (Note 1)	¥666,636
Revenues recognized during 2020 which were included in the contract liabilities balance at December 31, 2019	(203,970)
Remaining amounts at December 31, 2020 which were newly recognized as contract liabilities during 2020	43,375
Balance at December 31, 2020	¥506,041

For the year ended December 31, 2020, there were no revenues recognized under performance obligations which were satisfied for past fiscal years by change of transaction price, etc. Changes in receivables and contract liabilities are primarily due to the timing of revenue recognition, billings and cash collections.

Transaction price allocated to remaining performance obligations

Estimated revenue, which includes renewal fees not yet paid, expected to be recognized in the future related to performance obligations that are unsatisfied as of December 31, 2020 is as follows:

Thousands of Yen
Year ending December 31:
2021	¥172,063
2022	90,313
2023	88,310
2024	79,168
2025	53,558
2026 and thereafter	34,730
Total	¥518,142